Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.91 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.50%
Innovator U.S. Equity Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.40 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator U.S. Equity Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $536.34 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $685.28 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.80%)